UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dean Capital Management, LLC
Address:	7450 W 130th St. Ste. 150
		Overland Park, KS  66213

13F File Number:  28-13367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas A. Leach
Title:	Chief Compliance Officer
Phone:	(913) 944-4455

Signature, Place, and Date of Signing:

	Douglas A. Leach		Overland Park, KS  February 13, 2013

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[X]		13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-02462 		Dean Investment Associates, LLC.

FORM 13F SUMMARY PAGE


Report Summary:

Number Other Included Manager:	1

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:  1152
					(x$1000)


List of Other Included Manager:

No. 	Form 13F File Number		Name
01   	028-14511		 	American Beacon Advisors, Inc.




                                                     FORM 13F INFORMATION TABLE

                                                      VALUE SHARES/   SH/     PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLAS  CUSIP   (x$1000PRN AMT   PRN     CALL   DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------ ------------ ------------------------  ---     ----   ------- ------------------ ----------------
Allegheny Technologies Inc Com     CS      01741R102    6     210     SH             DEFINED     1        210
American Equity Investment Lif     CS      025676206   23     1875    SH             DEFINED     1       1875
Amtrust Financial Services         CS      032359309   15     517     SH             DEFINED     1        517
Andersons Inc                      CS      034164103   16     370     SH             DEFINED     1        370
Anixter Intl Inc                   CS      035290105   19     295     SH             DEFINED     1        295
Ascena Retail Group Inc            CS      04351G101   19     1050    SH             DEFINED     1       1050
Assured Guaranty Ltd               CS      G0585R106    6     405     SH             DEFINED     1        405
Atwood Oceanics Inc                CS      050095108   17     365     SH             DEFINED     1        365
Barnes Group Inc                   CS      067806109   10     460     SH             DEFINED     1        460
BBCN Bancorp Inc                   CS      073295107   11     970     SH             DEFINED     1        970
Big Lots Inc Com                   CS      089302103   14     500     SH             DEFINED     1        500
Bryn Mawr Bank Corp                CS      117665109   16     730     SH             DEFINED     1        730
C&J Energy Services Inc            CS      12467B304   11     535     SH             DEFINED     1        535
Cash Amer Intl Inc Com             CS      14754D100   12     305     SH             DEFINED     1        305
Chatham Lodging Trust              CS      16208T102   12     760     SH             DEFINED     1        760
Cirrus Logic Inc                   CS      172755100   12     430     SH             DEFINED     1        430
Cloud Peak Energy Inc              CS      18911Q102   16     830     SH             DEFINED     1        830
Columbus Mckinnon Corp N Y         CS      199333105   13     780     SH             DEFINED     1        780
Commercial Metals Co               CS      201723103   22     1450    SH             DEFINED     1       1450
Crane Co                           CS      224399105   25     550     SH             DEFINED     1        550
Cypress Semiconductor Corp         CS      232806109   13     1160    SH             DEFINED     1       1160
Dana Holding Corp                  CS      235825205   18     1140    SH             DEFINED     1       1140
Datalink Corp                      CS      237934104   14     1675    SH             DEFINED     1       1675
EMCOR Group Inc                    CS      29084Q100   12     360     SH             DEFINED     1        360
Enersys                            CS      29275Y102   13     335     SH             DEFINED     1        335
Enstar Group Ltd                   CS      G3075P101   12     105     SH             DEFINED     1        105
Exco Resources Inc                 CS      269279402    6     830     SH             DEFINED     1        830
Finish Line Inc Cl A               CS      317923100   12     640     SH             DEFINED     1        640
Flir Sys Inc Com                   CS      302445101   12     545     SH             DEFINED     1        545
Genesco Inc                        CS      371532102   21     385     SH             DEFINED     1        385
Greenlight Capital Re Ltd          CS      G4095J109   11     485     SH             DEFINED     1        485
Harman Intl Inds Inc               CS      413086109   13     285     SH             DEFINED     1        285
Health Net Inc Com                 CS      42222G108   11     450     SH             DEFINED     1        450
Helen Of Troy Ltd                  CS      G4388N106   23     680     SH             DEFINED     1        680
Hill Rom Hldgs Inc                 CS      431475102    6     195     SH             DEFINED     1        195
Horizon Bancorp Indiana            CS      440407104   25     1267    SH             DEFINED     1       1267
Hospitality Properties Trust       CS      44106M102   17     745     SH             DEFINED     1        745
Investors Bancorp Inc Com          CS      46146P102   17     970     SH             DEFINED     1        970
Investors Title Co                 CS      461804106   12     200     SH             DEFINED     1        200
John Bean Technologies             CS      477839104   13     735     SH             DEFINED     1        735
Kennametal Inc Com                 CS      489170100   24     605     SH             DEFINED     1        605
KKR Financial Holdings Llc         CS      48248A306   25     2330    SH             DEFINED     1       2330
KMG Chemicals Inc                  CS      482564101   14     785     SH             DEFINED     1        785
Koppers Holdings Inc               CS      50060P106   20     535     SH             DEFINED     1        535
LMI Aerospace Inc                  CS      502079106   11     590     SH             DEFINED     1        590
Magellan Health Svcs Inc           CS      559079207   23     465     SH             DEFINED     1        465
Mens Wearhouse Inc                 CS      587118100   14     455     SH             DEFINED     1        455
Methode Electronics Inc            CS      591520200   12     1225    SH             DEFINED     1       1225
Monarch Casino & Resort Inc        CS      609027107   10     911     SH             DEFINED     1        911
MTS Systems Corp                   CS      553777103   25     485     SH             DEFINED     1        485
Olin Corp                          CS      680665205   11     530     SH             DEFINED     1        530
Oshkosh Corp                       CS      688239201   12     400     SH             DEFINED     1        400
Primerica Inc                      CS      74164M108   20     670     SH             DEFINED     1        670
Protective Life Corp Com           CS      743674103   23     795     SH             DEFINED     1        795
PTC Inc.                           CS      69370c100   13     565     SH             DEFINED     1        565
Ryder Sys Inc Com                  CS      783549108   20     405     SH             DEFINED     1        405
Sanmina Corp                       CS      801056102   15     1320    SH             DEFINED     1       1320
Schweitzer-Mauduit Intl Inc        CS      808541106   23     590     SH             DEFINED     1        590
Spectrum Brands Holdings Inc       CS      84763R101   20     450     SH             DEFINED     1        450
Stepan Co                          CS      858586100   19     350     SH             DEFINED     1        350
Summit Hotel Properties Inc        CS      866082100   13     1355    SH             DEFINED     1       1355
TAL International Group Inc        CS      874083108   12     330     SH             DEFINED     1        330
Tech Data Corp                     CS      878237106   23     500     SH             DEFINED     1        500
Tenneco Inc                        CS      880349105   21     590     SH             DEFINED     1        590
Trinity Inds Inc                   CS      896522109   18     495     SH             DEFINED     1        495
Triumph Group Inc                  CS      896818101   21     315     SH             DEFINED     1        315
Tronox Ltd-Cl A                    CS      Q9235V101   15     805     SH             DEFINED     1        805
Tupperware Brands Corp Com         CS      899896104   21     335     SH             DEFINED     1        335
United Stationers Inc Com          CS      913004107   20     655     SH             DEFINED     1        655
URS Corp New Com                   CS      903236107   25     625     SH             DEFINED     1        625
Wabash National Corp               CS      929566107   15     1685    SH             DEFINED     1       1685
Wilshire Bancorp Inc               CS      97186T108   12     2055    SH             DEFINED     1       2055
World Accep Corp Del               CS      981419104    6      85     SH             DEFINED     1        85
